Term Loans - Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	R 519,787	R 243,443
Changes from financing cash flows	18,514	187,865
Proceeds from borrowings	212,019	289,570
Repayment of a related party loan	(138)	(738)
Repayment of term loans	(75,776)	(23,334)
Payments of lease liabilities	(117,591)	(77,633)
The effect of changes in foreign exchange rates	(7,259)	(5,406)
Other changes	205,559	93,885
Interest paid	(50,047)	(35,031)
New leases	208,541	96,606
Interest expense	48,588	36,819
Disposal	(1,522)	(4,279)
Others		(230)
Ending balance	736,602	519,787
Loans from related parties [Member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	138	924
Changes from financing cash flows	(53)	(686)
Proceeds from borrowings	85	52
Repayment of a related party loan	(138)	(738)
Repayment of term loans
Payments of lease liabilities
The effect of changes in foreign exchange rates		(100)
Other changes
Interest paid
New leases
Interest expense
Disposal
Others
Ending balance	85	138
Other loans and borrowings [Member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	314,953	48,179
Changes from financing cash flows	136,158	266,184
Proceeds from borrowings	211,934	289,518
Repayment of a related party loan
Repayment of term loans	(75,776)	(23,334)
Payments of lease liabilities
The effect of changes in foreign exchange rates	(1,000)	(968)
Other changes	(1,460)	1,558
Interest paid	(26,313)	(18,685)
New leases
Interest expense	24,854	20,473
Disposal
Others		(230)
Ending balance	448,652	314,953
Lease liabilities [member]
Schedule of Reconciliation of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	204,696	194,340
Changes from financing cash flows	(117,591)	(77,633)
Proceeds from borrowings
Repayment of a related party loan
Repayment of term loans
Payments of lease liabilities	(117,591)	(77,633)
The effect of changes in foreign exchange rates	(6,259)	(4,338)
Other changes	207,019	92,327
Interest paid	(23,734)	(16,346)
New leases	208,541	96,606
Interest expense	23,734	16,346
Disposal	(1,522)	(4,279)
Others
Ending balance	R 287,865	R 204,696